CONSOLIDATED STATEMENTS OF INCOME (Interim Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Income Statement [Abstract]
Net sales	$ 479,330	$ 326,110
Cost of goods sold	310,301	248,288
Gross profit	169,029	77,822
Operating expenses:
Marketing and selling	91,477	58,938
Research and development	38,389	31,360
General and administrative	27,360	21,181
Restructuring charges	0	1,449
Total operating expenses	157,226	112,928
Operating income (loss)	11,803	(35,106)
Interest income, net	521	592
Other income, net	1,796	802
Income (loss) before income taxes	14,120	(33,712)
Provision (benefit) for income taxes	(5,402)	3,653
Net income (loss)	$ 19,522	$ (37,365)
Net income (loss) per share:
Basic	$ 0.11	$ (0.21)
Diluted	$ 0.11	$ (0.21)
Shares used to compute net income (loss) per share:
Basic	175,492	179,751
Diluted	177,358	179,751

CONSOLIDATED BALANCE SHEETS (Interim Unaudited) (USD $) In Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 317,315	$ 319,944
Accounts receivable	213,567	195,247
Inventories	279,800	219,593
Other current assets	63,031	58,877
Total current assets	873,713	793,661
Property, plant and equipment	87,692	91,229
Goodwill	553,462	553,462
Other intangible assets	88,486	95,396
Other assets	68,137	65,930
Total assets	1,671,490	1,599,678
Current liabilities:
Accounts payable	316,881	257,955
Accrued liabilities	175,090	182,336
Total current liabilities	491,971	440,291
Other liabilities	152,049	159,672
Total liabilities	644,020	599,963
Commitments and contingencies
Shareholders' equity:
Shares, par value CHF 0.25 - 191,606,620 issued and authorized and 50,000,000 conditionally authorized at June 30, 2010 and March 31, 2010	33,370	33,370
Additional paid-in capital	12,168	14,880
Less shares in treasury, at cost, 15,843,442 at June 30, 2010 and 16,435,528 at March 31, 2010	(366,459)	(382,512)
Retained earnings	1,426,140	1,406,618
Accumulated other comprehensive loss	(77,749)	(72,641)
Total shareholders' equity	1,027,470	999,715
Total liabilities and shareholders' equity	$ 1,671,490	$ 1,599,678

PARENTHETICAL DATA TO THE CONSOLIDATED BALANCE SHEETS (Interim Unaudited) In Thousands, except Per Share data	Jun. 30, 2010	Jun. 30, 2010 CHF	Mar. 31, 2010	Mar. 31, 2010 CHF
Shareholders' equity:
Share, par value CHF		0.25		0.25
Shares, issued	191,606		191,606
Shares, authorized	191,606		191,606
Shares, conditionally authorized	50,000		50,000
Treasury, shares	15,843		16,435

CONSOLIDATED STATEMENTS OF CASH FLOWS (Interim Unaudited) (USD $) In Thousands	3 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ 19,522	$ (37,365)
Non-cash items included in net income (loss):
Depreciation	12,338	11,477
Amortization of other intangible assets	6,911	2,333
Share-based compensation expense	8,462	5,409
Gain on disposal of fixed assets	(838)	0
Excess tax benefits from share-based compensation	(421)	(288)
Loss (gain) on cash surrender value of life insurance policies	(440)	384
Deferred income taxes and other	(292)	(568)
Changes in assets and liabilities:
Accounts receivable	(18,404)	46,433
Inventories	(66,019)	317
Other assets	(4,945)	1,142
Accounts payable	60,525	45,066
Accrued liabilities	(10,297)	1,195
Net cash provided by operating activities	6,102	75,535
Cash flows from investing activities:
Purchases of property, plant and equipment	(11,918)	(7,702)
Proceeds from sale of property, plant and equipment	2,688	0
Net cash used in investing activities	(9,230)	(7,702)
Cash flows from financing activities:
Proceeds from sale of shares upon exercise of options and purchase rights	5,122	4,399
Excess tax benefits from share-based compensation	421	288
Net cash provided by financing activities	5,543	4,687
Effect of exchange rate changes on cash and cash equivalents	(5,044)	2,138
Net increase (decrease) in cash and cash equivalents	(2,629)	74,658
Cash and cash equivalents at beginning of period	319,944	492,759
Cash and cash equivalents at end of period	$ 317,315	$ 567,417

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Interim Unaudited) (USD $) In Thousands	Registered shares	Additional paid-in capital	Treasury shares	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Mar. 31, 2009		$ 45,012		$ 1,341,661	$ (80,881)	$ 997,708
Balance (registered shares) at Mar. 31, 2009	33,370
Balance (registered shares (in shares)) at Mar. 31, 2009	191,606
Balance (treasury shares) at Mar. 31, 2009			(341,454)
Balance (treasury shares (in shares)) at Mar. 31, 2009			12,124
Net income (loss)				(37,365)		(37,365)
Cumulative translation adjustment					6,484	6,484
Pension liability adjustment					(441)	(441)
Net deferred hedging loss					(5,528)	(5,528)
Total comprehensive income (loss)						(36,850)
Tax benefit (provision) from exercise of stock options		784				784
Sale of shares upon exercise of options and purchase rights		(15,115)	19,514			4,399
Sale of shares upon exercise of options and purchase rights, (in shares)			(677)
Share-based compensation expense		5,182				5,182
Balance at Jun. 30, 2009		35,863		1,304,296	(80,366)	971,223
Balance (registered shares) at Jun. 30, 2009	33,370
Balance (registered shares (in shares)) at Jun. 30, 2009	191,606
Balance (treasury shares) at Jun. 30, 2009			(321,940)
Balance (treasury shares (in shares)) at Jun. 30, 2009			11,447
Balance at Mar. 31, 2010		14,880		1,406,618	(72,641)	999,715
Balance (registered shares) at Mar. 31, 2010	33,370					33,370
Balance (registered shares (in shares)) at Mar. 31, 2010	191,606
Balance (treasury shares) at Mar. 31, 2010			(382,512)			382,512
Balance (treasury shares (in shares)) at Mar. 31, 2010			16,435			16,435
Net income (loss)				19,522		19,522
Cumulative translation adjustment					(4,353)	(4,353)
Pension liability adjustment					230	230
Net deferred hedging loss					(985)	(985)
Total comprehensive income (loss)						14,414
Tax benefit (provision) from exercise of stock options		(212)				(212)
Sale of shares upon exercise of options and purchase rights		(10,931)	16,053			5,122
Sale of shares upon exercise of options and purchase rights, (in shares)			(592)
Share-based compensation expense		8,431				8,431
Balance at Jun. 30, 2010		12,168		1,426,140	(77,749)	1,027,470
Balance (registered shares) at Jun. 30, 2010	33,370					33,370
Balance (registered shares (in shares)) at Jun. 30, 2010	191,606
Balance (treasury shares) at Jun. 30, 2010			$ (366,459)			$ 366,459
Balance (treasury shares (in shares)) at Jun. 30, 2010			15,843			15,843

The Company	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
The Company
Note 1 — The Company

Logitech is a world leader in products that connect people to digital experiences. We develop and market innovative hardware and software products that enable or enhance digital navigation, music and video entertainment, gaming, social networking, audio and video communication over the Internet, video security and home-entertainment control. We have two operating segments, peripherals and video conferencing.

For the PC (personal computer), our products include mice, trackballs, keyboards, interactive gaming controllers, multimedia speakers, headsets, webcams, 3D control devices and lapdesks. Our Internet communications products include webcams, headsets, video communications services, and digital video security systems for a home or small business. Our LifeSize division offers scalable HD (high-definition) video communication products, support and services. Our digital music products include speakers, earphones, and custom in-ear monitors. For home entertainment systems, we offer the Harmony line of advanced remote controls and the Squeezebox wireless music solutions for the home. For gaming consoles, we offer a range of gaming controllers and microphones, as well as other accessories.

We sell our peripheral products to a network of retail distributors and resellers and to OEMs. Our worldwide retail network for our peripherals includes wholesale distributors, consumer electronics retailers, mass merchandisers, specialty electronics stores, computer and telecommunications stores, value-added resellers and online merchants. The large majority of our revenues have historically been derived from sales of our peripheral products for use by consumers.

We sell our LifeSize video communication products and services to distributors, value-added resellers, OEMs and direct enterprise customers. The large majority of LifeSize revenues have historically been derived from sales to large enterprises, small-to-medium businesses, and public healthcare, education and government organizations.

Logitech was founded in Switzerland in 1981, and Logitech International S.A. has been the parent holding company of Logitech since 1988. Logitech International S.A. is a Swiss holding company with its registered office in Apples, Switzerland, which conducts its business through subsidiaries in the Americas, EMEA (Europe, Middle East, Africa) and Asia Pacific. Shares of Logitech International S.A. are listed on both the Nasdaq Global Select Market, under the trading symbol LOGI, and the SIX Swiss Exchange, under the trading symbol LOGN.

Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Summary of Significant Accounting Policies
Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of Logitech and its subsidiaries. All intercompany balances and transactions have been eliminated. The consolidated financial statements are presented in accordance with U.S. GAAP (accounting principles generally accepted in the United States of America) for interim financial information and therefore do not include all the information required by U.S. GAAP for complete financial statements. They should be read in conjunction with the Company’s audited consolidated financial statements for the fiscal year ended March 31, 2010 included in its Annual Report on Form 10-K.

Net loss for the three months ended June 30, 2009 includes  $2.2 million in pretax charges related to restructuring accruals, bonus accruals and revenue-related adjustments from fiscal year 2009. We reviewed the accounting errors utilizing SEC Staff Accounting Bulletin No. 99, Materiality and SEC Staff Accounting Bulletin No. 108, Effects of Prior Year Misstatements on Current Year Financial Statements, and determined the impact of the errors to be immaterial to the current and prior quarterly and annual periods.

Certain prior year financial statement amounts have been reclassified to conform to the current year presentation with no impact on previously reported net loss.

In the opinion of management, these financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented. Operating results for the three months ended June 30, 2010 are not necessarily indicative of the results that may be expected for the year ending March 31, 2011 or any future periods.

Fiscal Year

The Company’s fiscal year ends on March 31. Interim quarters are thirteen-week periods, each ending on a Friday. For purposes of presentation, the Company has indicated its quarterly periods as ending on the month end.

Changes in Significant Accounting Policies

There have been no substantial changes in our significant accounting policies during the three months ended June 30, 2010 compared with the significant accounting policies described in our Annual Report on Form 10-K for the fiscal year ended March 31, 2010.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect reported amounts of assets, liabilities, net sales and expenses, and the disclosure of contingent assets and liabilities. Although these estimates are based on management’s best knowledge of current events and actions that may impact the Company in the future, actual results could differ from those estimates.

 Recent Accounting Pronouncements

In October 2009, the FASB (Financial Accounting Standards Board) published ASU (Accounting Standards Update) 2009-13, Multiple Deliverable Revenue Arrangements, which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit. This guidance amends the criteria in ASC (Accounting Standards Codification) Subtopic 605-25, Revenue Recognition--Multiple-Element Arrangements, to establish a selling price hierarchy for determining the selling price of a deliverable, based on vendor specific objective evidence, acceptable third party evidence, or estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, the disclosures required for multiple-deliverable revenue arrangements are expanded. ASU 2009-13 is effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. We will adopt ASU 2009-13 on April 1, 2011 and are currently evaluating its potential impact on the Company’s consolidated financial statements and disclosures.

In October 2009, the FASB published ASU 2009-14, Certain Revenue Arrangements That Include Software Elements, to provide guidance for revenue arrangements that include both tangible products and software elements. Under this guidance, tangible products containing software components and non-software components that function together to deliver the product’s essential functionality are excluded from the software revenue guidance in ASC Subtopic 985-605, Software-Revenue Recognition. In addition, hardware components of a tangible product containing software components are always excluded from the software revenue guidance. ASU 2009-14 is effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. We will adopt ASU 2009-14 on April 1, 2011 and are currently evaluating its potential impact on the Company’s consolidated financial statements.

Net Income (Loss) per Share	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Net Income (Loss) per Share
Note 3 — Net Income (Loss) per Share

The computations of basic and diluted net income (loss) per share for the Company were as follows (in thousands except per share amounts):

	Three months ended June 30,
	2010	2009

Net income (loss)	$19,522	$(37,365)

Weighted average shares - basic	175,492	179,751
Effect of potentially dilutive share equivalents	1,866	-
Weighted average shares - diluted	177,358	179,751

Net income (loss) per share - basic	$0.11	$(0.21)
Net income (loss) per share - diluted	$0.11	$(0.21)

Employee equity share options, non-vested shares and similar share-based compensation awards granted by the Company are treated as potential shares in computing diluted net income or loss per share. Diluted shares outstanding include the dilutive effect of in-the-money share-based awards which is calculated based on the average share price for each fiscal period using the treasury stock method. Under the treasury stock method, the amount that the employee must pay for exercising share-based awards, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of tax impact that would be recorded in additional paid-in capital when the award becomes deductible are assumed to be used to repurchase shares.

During the three months ended June 30, 2010 and 2009, 12,991,196 and 11,504,963 share equivalents attributable to outstanding stock options and RSUs (restricted stock units) were excluded from the calculation of diluted net income (loss) per share because the combined exercise price, average unamortized fair value and assumed tax benefits upon exercise of these options and RSUs were greater than the average market price of the Company’s shares, and therefore their inclusion would have been anti-dilutive. For the three months ended June 30, 2009, potentially dilutive share equivalents were excluded from the computation of diluted net loss per share because their inclusion in calculating a net loss per share would have been anti-dilutive.

Fair Value Measurements	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Fair Value Measurements
Note 4 — Fair Value Measurements

The Company considers fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company utilizes the following three-level fair value hierarchy to establish the priorities of the inputs used to measure fair value:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Observable inputs other than quoted market prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value, classified by the level within the fair value hierarchy (in thousands):

	June 30, 2010			March 31, 2010
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Cash and cash equivalents	$317,315	$-	$-	$319,944	$-	$-
Investment securities	-	-	994	-	-	994
Foreign exchange derivative assets	346	-	-	599	-	-
Total assets at fair value	$317,661	$-	$994	$320,543	$-	$994

Foreign exchange derivative liabilities	$1,742	$-	$-	$366	$-	$-
Total liabilities at fair value	$1,742	$-	$-	$366	$-	$-

Cash and cash equivalents consist of bank demand deposits and time deposits. The time deposits have terms of less than 30 days. Cash and cash equivalents are carried at cost, which is equivalent to fair value.

The Company’s investment securities portfolio as of June 30, 2010 and March 31, 2010 consisted of auction rate securities collateralized by residential and commercial mortgages. The investment securities are classified as available-for-sale and are carried in non-current assets. The estimated fair value of the securities was determined by estimating future cash flows, either through discounted cash flow or option pricing methods, incorporating assumptions of default and other future conditions. Such valuation methods fall within Level 3 of the fair value hierarchy. The par value of our investment securities portfolio at June 30 and March 31, 2010 was  $47.5 million.

Balance Sheet Components	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Balance Sheet Components
Note 5 — Balance Sheet Components

The following provides a breakout of certain balance sheet components (in thousands):

	June 30,	March 31,
	2010	2010
Accounts receivable:
Accounts receivable	$346,502	$349,722
Allowance for doubtful accounts	(5,695)	(5,870)
Allowance for returns	(23,925)	(23,657)
Cooperative marketing arrangements	(19,672)	(17,527)
Customer incentive programs	(34,974)	(44,306)
Pricing programs	(48,669)	(63,115)
	$213,567	$195,247
Inventories:
Raw materials	$40,378	$31,630
Work-in-process	32	86
Finished goods	239,390	187,877
	$279,800	$219,593
Other current assets:
Tax and VAT refund receivables	$21,953	$20,305
Deferred taxes	26,497	27,064
Prepaid expenses and other	14,581	11,508
	$63,031	$58,877
Property, plant and equipment:
Plant and buildings	$47,118	$58,629
Equipment	119,484	112,454
Computer equipment	54,648	53,576
Computer software	79,457	78,156
	300,707	302,815
Less: accumulated depreciation	(222,164)	(224,485)
	78,543	78,330
Construction-in-progress	6,451	9,751
Land	2,698	3,148
	$87,692	$91,229
Other assets:
Deferred taxes	$47,101	$45,257
Cash surrender value of life insurance contracts	11,537	11,097
Deposits and other	9,499	9,576
	$68,137	$65,930
Accrued liabilities:
Accrued personnel expenses	$47,168	$48,617
Accrued marketing expenses	27,437	28,052
Accrued freight and duty	15,367	12,696
Income taxes payable - current	4,545	8,875
Non-retirement post-employment benefit obligations	2,859	2,761
Accrued restructuring	154	399
Other accrued liabilities	77,560	80,936
	$175,090	$182,336
Long-term liabilities:
Income taxes payable - non-current	$107,580	$116,456
Obligation for management deferred compensation	11,134	10,307
Defined benefit pension plan liability	19,135	19,343
Other long-term liabilities	14,200	13,566
	$152,049	$159,672

The following table presents the changes in the allowance for doubtful accounts during the three months ended June 30, 2010 and 2009 (in thousands):

	June 30,
	2010	2009

Beginning balance	$5,870	$6,705
Bad debt expense	422	(1,194)
Write-offs net of recoveries	(597)	446
Ending balance	$5,695	$5,957

Other Intangible Assets	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Other Intangible Assets
Note 6 —Other Intangible Assets

The Company’s acquired other intangible assets subject to amortization were as follows (in thousands):

	June 30, 2010			March 31, 2010
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount

Trademark/tradename	$32,052	$(21,137)	$10,915	$32,051	$(20,421)	$11,630
Technology	87,968	(39,994)	47,974	87,968	(36,033)	51,935
Customer contracts	38,517	(8,920)	29,597	38,517	(6,686)	31,831
	$158,537	$(70,051)	$88,486	$158,536	$(63,140)	$95,396

During the three months ended June 30, 2010, changes in the gross carrying value of other intangible assets related to foreign currency translation adjustments.

For the three months ended June 30, 2010 and 2009, amortization expense for other intangible assets was  $6.9 million and  $2.3 million. The Company expects that amortization expense for the nine-month period ending March 31, 2011 will be  $20.2 million, and annual amortization expense for fiscal years 2012, 2013, 2014 and 2015 will be  $24.7 million,  $21.6 million,  $15.5 million and  $6.1 million, and  $0.4 million thereafter.

Financing Arrangements	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Financing Arrangements
Note 7 — Financing Arrangements

The Company had several uncommitted, unsecured bank lines of credit aggregating  $152.3 million at June 30, 2010. There are no financial covenants under these lines of credit with which the Company must comply. At June 30, 2010, the Company had no outstanding borrowings under these lines of credit.

Shareholders' Equity	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Shareholders' Equity
Note 8 — Shareholders’ Equity

Share Repurchases

During the three months ended June 30, 2010 and 2009, the Company had the following approved share buyback program in place (in thousands):

Date of Announcement	Approved Buyback Amount	Expiration Date	Completion Date	Amount Remaining
June 2007	$250,000	September 2010	March 2010	$-

During the three months ended June 30, 2010 and 2009, the Company did not repurchase any shares.

In September 2008, the Company’s Board of Directors approved a share buyback program which authorizes the Company to invest up to  $250 million to purchase its own shares. No shares have been repurchased under this program.

Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss were as follows (in thousands):

	June 30,	March 31,
	2010	2010

Cumulative translation adjustment	$(67,999)	$(63,646)
Pension liability adjustments, net of tax of $936 and $936	(10,583)	(10,813)
Unrealized gain on investments	424	424
Net deferred hedging gains	409	1,394
	$(77,749)	$(72,641)

Restructuring	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Restructuring
Note 9 — Restructuring

In January 2009, Logitech initiated a restructuring plan in order to reduce operating expenses and improve financial results in response to deteriorating global economic conditions. We completed the restructuring plan in fiscal year 2010. The following table summarizes restructuring related activities during the three months ended June 30, 2010 and 2009 (in thousands):

	Total	Termination Benefits	Contract Termination Costs	Other

Balance at March 31, 2009	$3,794	$3,779	$15	$-
Charges	1,449	1,366	83	-
Cash payments	(4,245)	(4,220)	(25)	-
Other	(8)	(4)	(4)	-
Foreign exchange	91	91	-	-
Balance at June 30, 2009	$1,081	$1,012	$69	$-

Balance at March 31, 2010	$399	$158	$334	$(93)
Charges	-	-	-	-
Cash payments	(168)	-	(168)	-
Other	(74)	(149)	-	75
Foreign exchange	(3)	-	-	(3)
Balance at June 30, 2010	$154	$9	$166	$(21)

Termination benefits incurred pursuant to the 2009 Restructuring Plan are calculated based on regional benefit practices and local statutory requirements. Contract termination costs relate to exit costs associated with the closure of existing facilities.

Employee Benefit Plans	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Employee Benefit Plans
Note 10 — Employee Benefit Plans

Employee Share Purchase Plans and Stock Incentive Plans

As of June 30, 2010, the Company offers the 2006 ESPP (2006 Employee Share Purchase Plan (Non-U.S.)), the 1996 ESPP (1996 Employee Share Purchase Plan (U.S.)) and the 2006 Stock Incentive Plan. Shares issued to employees as a result of purchases or exercises under these plans are generally issued from shares held in treasury.

The following table summarizes the share-based compensation expense and related tax benefit included in the Company’s consolidated statements of operations for the three months ended June 30, 2010 and 2009 (in thousands).

	Three months ended
	June 30,
	2010	2009

Cost of goods sold	$991	$798
Share-based compensation expense included in gross profit	991	798
Operating expenses:
Marketing and selling	3,077	1,759
Research and development	1,776	842
General and administrative	2,618	2,010
Share-based compensation expense included in
operating expenses	7,471	4,611
Total share-based compensation expense	8,462	5,409
Income tax benefit	(1,895)	(384)
Share-based compensation expense, net of income tax	$6,567	$5,025

As of June 30, 2010 and 2009,  $0.8  million and  $0.5 million of share-based compensation cost was capitalized to inventory. As of June 30, 2010, total compensation cost related to non-vested stock options not yet recognized was  $46.3 million, which is expected to be recognized over the next 32 months on a weighted-average basis.

The fair value of employee stock options granted and shares purchased under the Company’s employee purchase plans was estimated using the Black-Scholes-Merton option-pricing valuation model applying the following assumptions and values:

	Three Months Ended June 30,
	2010	2009	2010	2009
	Purchase Plans		Stock Option Plans

Dividend yield	0%	0%	0%	0%
Expected life	6 months	6 months	4.0 years	3.9 years
Expected volatility	34%	78%	48%	46%
Risk-free interest rate	0.15%	0.31%	1.80%	1.60%

The dividend yield assumption is based on the Company’s history and future expectations of dividend payouts. The Company has not paid dividends since 1996.

The expected option life represents the weighted-average period the stock options or purchase offerings are expected to remain outstanding. The expected life is based on historical settlement rates, which the Company believes are most representative of future exercise and post-vesting termination behaviors.

Expected share price volatility is based on historical volatility using daily prices over the term of past options or purchase offerings.  The Company considers historical share price volatility as most representative of future volatility. The risk-free interest rate assumptions are based upon the implied yield of U.S. Treasury zero-coupon issues appropriate for the term of the Company’s stock options or purchase offerings.

The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records share-based compensation expense only for those awards that are expected to vest.

The following table represents the weighted average grant-date fair values of options granted and the expected forfeiture rates:

	Three Months Ended June 30,
	2010	2009	2010	2009
	Purchase Plans		Stock Option Plans

Weighted average grant-date
fair value of options granted	$4.18	$3.48	$5.82	$3.94
Expected forfeitures	0%	0%	9%	10%

A summary of activity under the share-based compensation plans is as follows (in thousands, except per share data; exercise prices are weighted averages):

	Three Months ended June 30,
	2010		2009
	Number	Exercise Price	Number	Exercise Price

Outstanding, beginning of period	20,551	$17	18,897	$18
Granted	186	$15	189	$11
Exercised	(611)	$9	(669)	$7
Cancelled or expired	(457)	$21	(666)	$24
Outstanding, end of period	19,669	$17	17,751	$18

Exercisable, end of period	11,505	$17	10,524	$15

The total pretax intrinsic value of options exercised during the three months ended June 30, 2010 and 2009 was  $3.4 million and  $4.8 million and the tax benefit realized for the tax deduction from options exercised during those periods was  $1.0 million and  $0.6 million. The total fair value of options vested as of June 30, 2010 and 2009 was  $74.3 million and  $56.5 million.

During fiscal year 2010, the Company granted 266,560 time-based RSUs to employees and board members pursuant to the 2006 Stock Incentive Plan. These RSUs had a weighted average grant date fair value of  $14.83 per unit. The time-based RSUs granted to employees vest in four equal annual installments on the grant date anniversary. The time-based RSUs granted to non-executive board members vest in one annual installment on the grant date anniversary. The Company estimates the fair value of these RSUs based on the share market price on the date of grant. Compensation expense related to time-based RSUs is recognized over the vesting period and is included in the total share-based compensation expense disclosed above. As of June 30, 2010, total compensation cost related to time-based RSUs not yet recognized was  $1.9 million, which is expected to be recognized over the next 36 months.

During fiscal years 2010 and 2009, the Company granted 115,000 and 93,750 RSUs to certain senior executives pursuant to the 2006 Stock Incentive Plan. These RSUs had a grant date fair value of  $18.18 and  $27.90 per unit. The RSUs vest at the end of two years from the grant date upon meeting certain share price performance criteria measured against market conditions. Compensation expense related to these RSUs will be recognized over the two year vesting period and is included in the total share-based compensation expense disclosed above. As of June 30, 2010, total compensation cost not yet recognized related to these RSUs was  $1.3 million, which is expected to be recognized over the next 12 months.

The fair value of these RSUs granted was estimated using the Monte-Carlo simulation method applying the following assumptions:

	FY 2010 Grants	FY 2009 Grants

Dividend yield	0%	0%
Expected life	2 years	2 years
Expected volatility	58%	41%
Risk-free interest rate	1.11%	1.82%

The dividend yield assumption is based on the Company’s history and future expectations of dividend payouts. The expected life of these RSUs is the service period at the end of which the RSUs will vest if the performance conditions are satisfied. The volatility assumption is based on the actual volatility of Logitech’s daily closing share price over a look-back period of two years. The risk free interest rate is derived from the yield on U.S. Treasury Bonds for a two year term.

Defined Contribution Plans

Certain of the Company’s subsidiaries have defined contribution employee benefit plans covering all or a portion of their employees. Contributions to these plans are discretionary for certain plans and are based on specified or statutory requirements for others. The charges to expense for these plans for the three months ended June 30, 2010 and 2009 were  $2.1 million and  $1.7 million.

Defined Benefit Plans

Certain of the Company’s subsidiaries sponsor defined benefit pension plans or non-retirement post-employment benefits covering substantially all of their employees. Benefits are provided based on employees’ years of service and earnings, or in accordance with applicable employee benefit regulations. The Company’s practice is to fund amounts sufficient to meet the requirements set forth in the applicable employee benefit and tax regulations.

The net periodic benefit cost for defined benefit pension plans and non-retirement post-employment benefit obligations for the three months ended June 30, 2010 and 2009 was as follows (in thousands):

	Three months ended June 30,
	2010	2009

Service cost	$1,019	$953
Interest cost	402	334
Expected return on plan assets	(415)	(266)
Amortization of net transition obligation	1	1
Amortization of net prior service cost	36	34
Recognized net actuarial loss	87	225
Net periodic benefit cost	$1,130	$1,281

Income Taxes	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Income Taxes
Note 11 — Income Taxes

The Company is incorporated in Switzerland but operates in various countries with differing tax laws and rates. Further, a portion of the Company’s income before taxes and the provision for income taxes are generated outside of Switzerland.

The income tax benefit for the three months ended June 30, 2010 was  $5.4 million based on an effective income tax rate of 38.3% of pre-tax income. For the three months ended June 30, 2009, the income tax provision was  $3.7 million based on an effective income tax rate of 10.8% of pre-tax loss. The change in the effective income tax rate for the three months ended June 30, 2010 compared with the same period in fiscal year 2010 is primarily due to a discrete tax benefit of  $7.2 million from the closure of income tax audits in certain foreign jurisdictions.

For the three months ended June 30, 2010, Logitech’s effective income tax rate was calculated using an estimate of its annual pre-tax income. For the three months ended June 30, 2009, management determined that a reliable estimate of its annual pre-tax income and related annual effective income tax rate could not be made, due to the impact of the economic downturn. Therefore, Logitech used the actual year-to-date effective income tax rate for the three months ended June 30, 2009.

As of June 30, 2010 and March 31, 2010, the total amount of unrecognized tax benefits and related accrued interest and penalties due to uncertain tax positions was  $114.0 million and  $125.2 million, of which  $95.6 million and  $101.4 million would affect the effective income tax rate if recognized. The decline in the income tax liability associated with uncertain tax benefits of  $11.2 million is due to the expiration of statutes of limitations and the closure of income tax audits in certain foreign jurisdictions.

The Company continues to recognize interest and penalties related to unrecognized tax positions in income tax expense. As of June 30, 2010 and March 31, 2010, the Company had approximately  $9.4 million and  $12.5 million of accrued interest and penalties related to uncertain tax positions.

The Company files Swiss and foreign tax returns. For all these tax returns, the Company is generally not subject to tax examinations for years prior to 1999. In fiscal year 2009, the Internal Revenue Service initiated an examination of the Company’s U.S. subsidiary for fiscal year 2006. During the third quarter of fiscal year 2010, the Internal Revenue Service expanded its examination to include fiscal year 2007. At this time it is not possible to estimate the potential impact that the examination may have on income tax expense. The Company is also under examination in other tax jurisdictions. Although the timing of the resolution or closure on audits is highly uncertain, the Company does not believe it is reasonably possible that the unrecognized tax benefits would materially change in the next twelve months.

Derivative Financial Instruments - Foreign Exchange Hedging	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Derivative Financial Instruments - Foreign Exchange Hedging
Note 12 — Derivative Financial Instruments – Foreign Exchange Hedging

Cash Flow Hedges

The Company enters into foreign exchange forward contracts to hedge against exposure to changes in foreign currency exchange rates related to its subsidiaries’ forecasted inventory purchases. The primary risk managed by using derivative instruments is the foreign currency exchange rate risk. The Company has designated these derivatives as cash flow hedges. Logitech does not use derivative financial instruments for trading or speculative purposes. These hedging contracts generally mature within six months, and are denominated in the same currency as the underlying transactions. Gains and losses in the fair value of the effective portion of the hedges are deferred as a component of accumulated other comprehensive loss until the hedged inventory purchases are sold, at which time the gains or losses are reclassified to cost of goods sold. The Company assesses the effectiveness of the hedges by comparing changes in the spot rate of the currency underlying the forward contract with changes in the spot rate of the currency in which the forecasted transaction will be consummated. If the underlying transaction being hedged fails to occur or if a portion of the hedge does not generate offsetting changes in the foreign currency exposure of forecasted inventory purchases, the Company immediately recognizes the gain or loss on the associated financial instrument in other income (expense). Such losses were immaterial during the three months ended June 30, 2010 and 2009. The notional amounts of foreign exchange forward contracts outstanding related to forecasted inventory purchases at June 30, 2010 and 2009 were  $72.7 million (€57.9 million) and  $54.7 million (€41.1 million). The notional amount represents the future cash flows under contracts to purchase foreign currencies.

Other Derivatives

The Company also enters into foreign exchange forward contracts to reduce the short-term effects of foreign currency fluctuations on certain foreign currency receivables or payables. These forward contracts generally mature within one to three months. The Company may also enter into foreign exchange swap contracts to economically extend the terms of its foreign exchange forward contracts. The primary risk managed by using forward and swap contracts is the foreign currency exchange rate risk. The gains or losses on foreign exchange forward contracts are recognized in earnings based on the changes in fair value.

The notional amounts of foreign exchange forward contracts outstanding at June 30, 2010 and 2009 relating to foreign currency receivables or payables were  $7.3 million and  $10.7 million. Open forward contracts as of June 30, 2010 consisted of contracts in British pounds to purchase euros at a future date at a pre-determined exchange rate. The notional amounts of foreign exchange swap contracts outstanding at June 30, 2010 and 2009 were  $37.7 million and  $28.8 million. Swap contracts outstanding at June 30, 2010 consisted of contracts in Japanese yen, Canadian dollars, British pounds, and Mexican pesos.

The fair value of all our foreign exchange forward contracts and foreign exchange swap contracts is determined based on quoted foreign exchange forward rates. Quoted foreign exchange forward rates are observable inputs that are classified as Level 1 within the fair value hierarchy.

The following table presents the fair values of the Company’s derivative instruments and their locations on the Balance Sheet as of June 30 and March 31, 2010 (in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Location	June 30, 2010	March 31, 2010	Location	June 30, 2010	March 31, 2010

Derivatives designated as hedging
instruments:
Cash Flow Hedges	Other assets	$46	$136	Other liabilities	$1,063	$10
		46	136		1,063	10

Derivatives not designated as hedging
instruments:
Foreign Exchange Forward Contracts	Other assets	-	11	Other liabilities	37	-
Foreign Exchange Swap Contracts	Other assets	300	452	Other liabilities	642	356
		300	463		679	356
		$346	$599		$1,742	$366

 The following table presents the amounts of gains and losses on the Company’s derivative instruments for the three months ended June 30, 2010 and their locations on its Financial Statements (in thousands):

	Net amount of gain (loss) deferred as a component of accumulated other comprehensive loss	Location of gain (loss) reclassified from accumulated other comprehensive loss into income	Amount of gain (loss) reclassified from accumulated other comprehensive loss into income	Location of gain (loss) recognized in income immediately	Amount of gain (loss) recognized in income immediately

Derivatives designated as hedging
instruments:
Cash Flow Hedges	$(986)	Cost of goods sold	$(1,375)	Other income/expense	$46
	(986)		(1,375)		46

Derivatives not designated as hedging
instruments:
Foreign Exchange Forward Contracts	-		-	Other income/expense	(507)
Foreign Exchange Swap Contracts	-		-	Other income/expense	(918)
	-		-		(1,425)
	$(986)		$(1,375)		$(1,379)

The following table presents the amounts of gains and losses on the Company’s derivative instruments for the three months ended June 30, 2009 and their locations on its Financial Statements (in thousands):

	Net amount of gain (loss) deferred as a component of accumulated other comprehensive loss	Location of gain (loss) reclassified from accumulated other comprehensive loss into income	Amount of gain (loss) reclassified from accumulated other comprehensive loss into income	Location of gain (loss) recognized in income immediately	Amount of gain (loss) recognized in income immediately

Derivatives designated as hedging
instruments:
Cash Flow Hedges	$(5,528)	Cost of goods sold	$1,430	Other income/expense	$(31)
	(5,528)		1,430		(31)

Derivatives not designated as hedging
instruments:
Foreign Exchange Forward Contracts	-		-	Other income/expense	(246)
Foreign Exchange Swap Contracts	-		-	Other income/expense	69
	-		-		(177)
	$(5,528)		$1,430		$(208)

Commitments and Contingencies	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Commitments and Contingencies
Note 13 — Commitments and Contingencies

The Company leases facilities under operating leases, certain of which require it to pay property taxes, insurance and maintenance costs. Operating leases for facilities are generally renewable at the Company’s option and usually include escalation clauses linked to inflation. Total future minimum annual rentals under non-cancelable operating leases at June 30, 2010 amounted to  $68.7 million. The increase in future minimum annual rentals as of June 30, 2010 compared with March 31, 2010 was due to a new research and development office in Lausanne, Switzerland, new facilities for our LifeSize division in Austin, Texas and a new office for our audio business unit in Vancouver, Washington.

In connection with its operating leases for facilities, the Company has recognized asset retirement obligations of  $1.3 million and  $1.4 million at June 30 and March 31, 2010, representing the estimated remediation costs to be incurred at lease expiration.  No significant changes occurred in these obligations in the three months ended June 30, 2010.

At June 30, 2010, fixed purchase commitments for capital expenditures amounted to  $17.3 million, and primarily related to commitments for manufacturing equipment, tooling, and telecommunications equipment. Also, the Company has commitments for inventory purchases made in the normal course of business to original design manufacturers, contract manufacturers and other suppliers. At June 30, 2010, fixed purchase commitments for inventory amounted to  $201.6 million, which are expected to be fulfilled by December 31, 2010. The Company also had other commitments totaling  $34.6 million for consulting services, marketing arrangements, advertising and other services. Although open purchase orders are considered enforceable and legally binding, the terms generally allow the Company the option to reschedule and adjust its requirements based on the business needs prior to delivery of goods or performance of services.

The Company has guaranteed the purchase obligations of some of its contract manufacturers and original design manufacturers to certain component suppliers. These guarantees generally have a term of one year and are automatically extended for one or more years as long as a liability exists. The amount of the purchase obligations of these manufacturers varies over time, and therefore the amounts subject to Logitech’s guarantees similarly vary. At June 30, 2010, there were no outstanding guaranteed purchase obligations. The maximum potential future payments under three of the five guarantee arrangements is limited to  $30.8 million. The remaining two guarantees are limited to purchases of specified components from the named suppliers. The Company does not believe, based on historical experience and information currently available, that it is probable that any amounts will be required to be paid under these guarantee arrangements.

Logitech International S.A., the parent holding company, has guaranteed certain contingent liabilities of various subsidiaries related to specific transactions occurring in the normal course of business. The maximum amount of the guarantees was  $8.0 million as of June 30, 2010. As of June 30, 2010,  $7.6 million was outstanding under these guarantees. The parent holding company has also guaranteed the purchases of one of its subsidiaries under two guarantee agreements. These guarantees do not specify a maximum amount. As of June 30, 2010,  $9.7 million was outstanding under these guarantees.

Logitech indemnifies some of its suppliers and customers for losses arising from matters such as intellectual property rights and product safety defects, subject to certain restrictions. The scope of these indemnities varies, but in some instances, includes indemnification for damages and expenses, including reasonable attorneys’ fees. No amounts have been accrued for indemnification provisions at June 30, 2010. The Company does not believe, based on historical experience and information currently available, that it is probable that any amounts will be required to be paid under its indemnification arrangements.

In November 2007, the Company acquired WiLife, Inc., a privately held company offering PC-based video cameras for self-monitoring a home or a small business. The purchase agreement provides for a possible performance-based payment, payable in the first calendar quarter of 2011. The performance-based payment is based on net revenues attributed to WiLife during calendar 2010. No payment is due if the applicable net revenues total  $40 million or less. The maximum performance-based payment is  $64.0 million.  The total performance-based payment amount, if any, will be recorded in goodwill and will not be known until the end of calendar year 2010. As of June 30, 2010, no amounts were accrued towards performance-based payments under the WiLife acquisition agreement.

The Company is involved in a number of lawsuits and claims relating to matters that arise in the normal course of business. The Company believes these lawsuits and claims are without merit and intends to vigorously defend against them. However, there can be no assurances that its defenses will be successful, or that any judgment or settlement in any of these lawsuits would not have a material adverse impact on the Company's business, financial condition, cash flows and results of operations. The Company’s accruals for lawsuits and claims as of June 30, 2010 were not material.

Segment Information	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Segment Information
Note 14 — Segment Information

The Company has two operating segments, peripherals and video conferencing, based on product markets and internal organizational structure. The peripherals segment encompasses the design, manufacturing and marketing of peripheral products for the PC and other digital platforms. The video conferencing segment consists of the LifeSize division, and encompasses the design, manufacturing and marketing of HD video and audio communication products for the enterprise and small-to-medium business markets. The video conferencing operating segment does not meet the quantitative thresholds required for separate disclosure of financial information.

Net sales by product family, excluding intercompany transactions, were as follows (in thousands):

	Three months ended June 30,
	2010	2009

Retail - Pointing Devices	$131,846	$90,236
Retail - Keyboards & Desktops	76,166	58,009
Retail - Audio	95,646	72,120
Retail - Video	47,057	42,814
Retail - Gaming	14,566	17,149
Retail - Remotes	28,586	3,438
OEM	58,335	42,344
Peripherals	452,202	326,110
LifeSize	27,128	-
Total net sales	$479,330	$326,110

Geographic net sales information in the table below is based on the location of the selling entity. Long-lived assets, primarily fixed assets, are reported below based on the location of the asset.

 Net sales to unaffiliated customers by geographic region were as follows (in thousands):

	Three months ended
	June 30,
	2010	2009

EMEA	$154,629	$125,152
Americas	221,966	120,415
Asia Pacific	102,735	80,543
Total net sales	$479,330	$326,110

No single country other than the United States represented more than 10% of the Company’s total consolidated net sales for the three months ended June 30, 2010 and 2009. One customer represented 13% and 10% of net sales in the three months ended June 30, 2010 and 2009.

Long-lived assets by geographic region were as follows (in thousands):

	June 30, 2010	March 31, 2010

EMEA	$8,934	$11,053
Americas	38,285	40,165
Asia Pacific	44,407	43,765
Total long-lived assets	$91,626	$94,983

Long-lived assets in China and the United States each represented more than 10% of the Company’s total consolidated long-lived assets at June 30, 2010 and March 31, 2010.

Subsequent Event	3 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Subsequent Event
Note 15 — Subsequent Event

On July 6, 2010, Logitech acquired, in a business combination, substantially all of the assets and employees of Paradial AS, a Norwegian company, for  $7.3 million in cash. Paradial provides firewall and NAT (network address translation) traversal solutions for video communication. The acquisition will allow the Company to closely integrate firewall and NAT traversal across its video communication product portfolio, enabling end-to-end HD video calling over highly protected networks.
.

Document Information	3 Months Ended
Jun. 30, 2010
Document Type	10-Q
Amendment Flag	false
Document Period End Date	2010-06-30

Entity Information (USD $)	3 Months Ended
	Jun. 30, 2010	Aug. 03, 2010	Sep. 25, 2009
Entity Registrant Name	LOGITECH INTERNATIONAL SA
Entity Central Index Key	0001032975
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,430,631,788
Entity Common Stock, Shares Outstanding		175,875,123
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1